Gain on sale of claim (Additional Information) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	10 Months Ended		16 Months Ended	2 Months Ended	0 Months Ended
	Jun. 26, 2013	Nov. 14, 2012	May 24, 2013	Jun. 30, 2014 New charter contracts	Feb. 28, 2013 Original charter contracts	Feb. 19, 2014 Deutsche Bank	Dec. 31, 2013 Deutsche Bank	Jun. 25, 2013 Deutsche Bank
Gain on sale of claim
Net daily hire rate per vessel				6.3	13
Number of claims		3
Total claim amount			$ 54,096
Percentage of right, title, interest, claims and causes of action transferred								100.00%
Proceeds received on transfer of claim to third party	32,000
Maximum amount paid to a third party						644
Maximum amount to be paid to a third party							$ 644